PROPERTY AND EQUIPMENT (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 177,000	$ 163,000	$ 662,000	$ 721,000
Impairment of Long-Lived Assets to be Disposed of			$ 268,000	$ 0